VAN WAGONER CAPITAL APPRECIATION FUND
                           Schedule of Investments
                           June 30, 1999 (Unaudited)

     Number
   of Shares                                              Value
--------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS  64.98%

            COMMERCIAL SERVICES - BUSINESS  0.99%
    2,338   InterDent, Inc.<F1>                         $ 17,096
                                                        --------

            COMMERCIAL SERVICES - MISCELLANEOUS  1.21%
      750   The Metzler Group, Inc.<F1>                   20,718
                                                        --------

            COMPUTER SOFTWARE - EDUCATION  0.52%
      833   Digital Chef, Inc.<F1><F2>                     8,996
                                                        --------

            COMPUTER SOFTWARE - ENTERPRISE  0.24%
      250   Best Software, Inc.<F1>                        4,031
                                                        --------


            COMPUTER SOFTWARE - INTERNET  9.13%
    3,236   Bluestone Software, Inc. <F1><F2>              8,802
      225   Covad Communications Group<F1>                11,995
      125   Exodus Communications, Inc.<F1>               14,992
    2,924   iVillage, Inc.<F1><F3>                        97,953
    1,000   Software.com, Inc.<F1>                        23,188
                                                        --------
                                                         156,930
                                                        --------

            COMPUTER SOFTWARE - MEDICAL  9.27%
   15,000   OnHealth Network Co.<F1>                     159,375
                                                        --------


            COMPUTER SOFTWARE - SECURITY  1.19%
      200   ISS Group, Inc.<F1>                            7,550
      150   VeriSign, Inc.<F1>                            12,938
                                                        --------
                                                          20,488
                                                        --------

            COMPUTERS - GRAPHICS    1.16%
      400   Micromuse, Inc.<F1>                           19,950
                                                        --------

            COMPUTERS - INTEGRATED SYSTEMS  0.75%
      600   Computer Network Technology Corp.<F1>         12,975
                                                        --------

     Number
   of Shares                                              Value
--------------------------------------------------------------------------------
            COMPUTERS - LOCAL NETWORKS  1.53%
      500   ACT Networks, Inc.<F1>                      $ 8,531
      200   Citrix Systems, Inc.<F1>                     11,300
      200   Visual Networks, Inc.<F1>                     6,400
                                                        --------
                                                         26,231
                                                        --------

            COMPUTERS - MEMORY DEVICES  1.75%
      100   EMC Corp.<F1>                                 5,500
      100   Network Appliances, Inc.<F1>                  5,588
      200   VERITAS Software Corp.<F1>                   18,987
                                                        --------
                                                         30,075
                                                        --------

            COMPUTERS - RETAIL/WHOLESALE  1.62%
      250   Emulex Corp.<F1>                             27,797
                                                        --------

            COMPUTERS - SOFTWARE  1.54%
      150   Ariba, Inc.<F1>                              14,587
      167   Event411.com, Inc.<F1><F2>                    5,010
      500   Persistence Software, Inc.<F1>                6,813
                                                        --------
                                                         26,410
                                                        --------

            ELECTRONICS - MISCELLANEOUS
            COMPONENTS  0.65%
      150   RF Micro Devices, Inc.<F1>                   11,194
                                                        --------

            ELECTRONICS - SEMICONDUCTOR
              MANUFACTURING  4.26%
      100   PMC-Sierra, Inc.<F1>                          5,894
      150   QLogic Corp.<F1>                             19,800
      250   SDL, Inc.<F1>                                12,766
      450   TranSwitch Corp.<F1>                         21,319
      200   Vitesse Semiconductor Corp.<F1>              13,487
                                                        --------
                                                         73,266
                                                        --------

            FINANCE - INVESTMENT BROKER  2.10%
      500   The Goldman Sachs Group, Inc.                36,125
                                                        --------

            INTERNET - E-COMMERCE  1.83%
      300   eToys, Inc.<F1>                              12,225
    1,100   Stamps.com, Inc.<F1>                         19,250
                                                        --------
                                                         31,475
                                                        --------

     Number
   of Shares                                              Value
--------------------------------------------------------------------------------
            INTERNET - NETWORKS  2.30%
    1,000   Viant Corp.<F1>                             $35,000
      100   WebTrends Corp. <F1>                          4,613
                                                        --------
                                                         39,613
                                                        --------

            OIL & GAS - DRILLING  4.04%
   10,000   Grey Wolf, Inc.<F1>                          25,000
   12,500   Key Energy Services, Inc.<F1>                44,531
                                                        --------
                                                         69,531
                                                        --------

            OIL & GAS - EXPLORATION  1.75%
    1,500   Basin Exploration, Inc.<F1>                  30,094
                                                        --------

            OIL & GAS - MACHINERY/EQUIPMENT  5.01%
      500   Cooper Cameron Corp.<F1>                     18,531
    2,000   Dril-Quip, Inc.<F1>                          45,875
      250   Smith International, Inc.<F1>                10,859
    1,000   Varco International, Inc.<F1>                10,938
                                                        --------
                                                         86,203
                                                        --------

            POLLUTION CONTROL - SERVICES  1.20%
    1,250   Tetra Tech, Inc.<F1>                         20,625
                                                        --------

            RETAIL - DISCOUNT/VARIETY  0.47%
      100   Costco Companies, Inc.<F1>                    8,006
                                                        --------

            RETAIL - RESTAURANTS  0.81%
      900   Rubio's Restaurants, Inc.<F1>                13,894
                                                        --------

            TELECOMMUNICATIONS - EQUIPMENT  5.83%
      250   Allegiance Telecom, Inc.<F1>                 13,719
      125   Aware, Inc.<F1>                               5,765
      250   Copper Mountain Networks, Inc.<F1>           19,312
    1,250   Digital Microwave Corp.<F1>                  15,938
      250   E-Tek Dynamics, Inc.<F1>                     11,891
      250   Metromedia Fiber Network, Inc.<F1>            8,984
      675   NorthPoint Communications Group, Inc.<F1>    24,638
                                                        --------
                                                        100,247
                                                        --------

            TELECOMMUNICATIONS - SERVICES  3.83%
    2,750   Com21, Inc.<F1>                              46,922
      150   Level 3 Communications, Inc.<F1>              9,009
      300   Qwest Communications International, Inc.<F1>  9,919
                                                        --------
                                                         65,850
                                                        --------

            TOTAL COMMON AND PREFERRED STOCKS
               (COST $652,651)                        1,117,195
                                                       --------
   Principal
     Amount                                               Value
--------------------------------------------------------------------------------

            U.S. TREASURY NOTES  14.37%

  $250,000  9/30/00,  4.50%                             $247,110
                                                        --------

            TOTAL U.S. TREASURY NOTES (COST $246,804)    247,110
                                                        --------

            SHORT-TERM INVESTMENTS  12.40%

   210,000  UMB Bank, n.a., repurchase agreement,
            4.29%, dated 6/30/99, repurchase price
            $210,025, maturing 7/1/99 (collateralized
            by FNMA discount notes maturing 7/19/99)     210,000

     3,091  UMB Bank, n.a., Money Market Fiduciary         3,091
                                                        --------

            TOTAL SHORT-TERM INVESTMENTS
            (COST $213,091)                              213,091
                                                        --------

            TOTAL INVESTMENTS  91.75%
            (COST $1,112,546)                          1,577,396

            OTHER ASSETS LESS LIABILITIES  8.25%         141,828
                                                        --------

            NET ASSETS  100.00%                       $1,719,224
                                                      ==========



<F1> Non-income producing

<F2> Preferred stock purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures approved by the Board of Directors.

<F3> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

  See notes to financial statements.



                           VAN WAGONER GROWTH FUND
                           Schedule of Investments
                           June 30, 1999 (Unaudited)

     Number
   of Shares                                              Value
--------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS  78.28%

            BANKS - SUPER REGIONAL  0.94%
      400   Mellon Bank Corp.                           $ 14,550
                                                       ---------

            CABLE TELEVISION  1.98%
      300   Adelphia Communications Corp.<F1>             19,088
      300   Comcast Corp.                                 11,531
                                                       ---------
                                                          30,619
                                                       ---------

            COMMERCIAL SERVICES - MISCELLANEOUS  0.37%
       50   CMGI, Inc.<F1>                                 5,703
                                                       ---------

            COMPUTER SOFTWARE - EDUCATION  0.58%
      833   Digital Chef, Inc.<F1><F2>                     8,996
                                                       ---------

            COMPUTER SOFTWARE - ENTERPRISE  0.26%
      250   Best Software, Inc.<F1>                        4,031
                                                       ---------

            COMPUTER SOFTWARE - INTERNET  9.42%
    3,235   Bluestone Software, Inc.<F1><F2>               8,799
      300   Covad Communications Group<F1>                15,994
    2,924   iVillage, Inc.<F1><F3>                        97,953
    1,000   Software.com, Inc.<F1>                        23,188
                                                       ---------
                                                         145,934
                                                       ---------

            COMPUTER SOFTWARE - MEDICAL  10.29%
   15,000   OnHealth Network Co.<F1>                     159,375
                                                       ---------

            COMPUTER SOFTWARE - SECURITY  1.04%
      200   ISS Group, Inc.<F1>                            7,550
      100   VeriSign, Inc.<F1>                             8,625
                                                       ---------
                                                          16,175
                                                       ---------

            COMPUTERS - LOCAL NETWORKS  2.53%
      500   ACT Networks, Inc.<F1>                         8,531
      300   Cisco Systems, Inc.<F1>                       19,294
      200   Citrix Systems, Inc.<F1>                      11,300
                                                       ---------
                                                          39,125
                                                       ---------

            COMPUTERS - MEMORY DEVICES  0.53%
      150   EMC Corp.<F1>                                  8,250
                                                       ---------

            COMPUTERS - MINI/MICRO  0.96%
      400   Dell Computer Corp.<F1>                       14,800
                                                       ---------


     Number
   of Shares                                              Value
-------------------------------------------------------------------------------
            COMPUTERS - SOFTWARE  2.87%
      150   Ariba, Inc.<F1>                             $ 14,588
      166   Event411.com, Inc.<F1> <F2>                    4,980
      200   Microsoft Corp.<F1>                           18,038
      500   Persistence Software, Inc.<F1>                 6,813
                                                       ---------
                                                          44,419
                                                       ---------

            ELECTRONICS - SEMICONDUCTOR
              MANUFACTURING  2.17%
      100   PMC-Sierra, Inc.<F1>                           5,894
      100   QLogic Corp.<F1>                              13,200
      100   Texas Instruments, Inc.                       14,500
                                                       ---------
                                                          33,594
                                                       ---------

            EYE CARE PRODUCTS    0.99%
      200   Bausch & Lomb, Inc.                           15,300
                                                       ---------

            FINANCE - CONSUMER LOANS  0.29%
      100   Associates First Capital Corp.                 4,431
                                                       ---------

            FINANCE - INVESTMENT BROKER  2.33%
      500   The Goldman Sachs Group, Inc.                 36,125
                                                       ---------

            FINANCE - INVESTMENT MANAGEMENT  1.03%
      250   Kansas City Southern Industries, Inc.         15,953
                                                       ---------

            INTERNET - E-COMMERCE  2.03%
      300   eToys, Inc.<F1>                               12,225
    1,100   Stamps.com, Inc.<F1>                          19,250
                                                       ---------
                                                          31,475
                                                       ---------

            INTERNET - NETWORKS 2.26%
    1,000   Viant Corp.<F1>                               35,000
                                                       ---------

            MEDIA - CABLE TV  0.95%
      200   Time Warner, Inc.                             14,700
                                                       ---------

            MEDIA - RADIO/TV  1.27%
      250   CBS Corp.                                     10,859
      200   Viacom, Inc.<F1>                               8,825
                                                       ---------
                                                          19,684
                                                       ---------

            MEDICAL - ETHICAL DRUGS  0.35%
       50   Pfizer, Inc.                                   5,488
                                                       ---------
            MEDICAL - PRODUCTS    0.66%
      200   Guidant Corp.                                 10,288
                                                       ---------

            OIL & GAS - DRILLING    4.49%
   10,000   Grey Wolf, Inc.<F1>                           25,000
   12,500   Key Energy Services, Inc.<F1>                 44,531
                                                       ---------
                                                          69,531
                                                       ---------


     Number
   of Shares                                              Value
-------------------------------------------------------------------------------

            OIL & GAS - EXPLORATION  1.94%
    1,500   Basin Exploration, Inc.<F1>                 $ 30,094
                                                       ---------

            OIL & GAS - FIELD SERVICES  2.93%
      300   Halliburton Co.                               13,575
      500   Schlumberger Ltd.                             31,844
                                                       ---------
                                                          45,419
                                                       ---------
            OIL & GAS - MACHINERY/EQUIPMENT  1.90%
      500   Cooper Cameron Corp.<F1>                      18,531
      250   Smith International, Inc.<F1>                 10,859
                                                       ---------
                                                          29,390
                                                       ---------
            RESTAURANTS  1.21%
      500   Starbucks Corp.<F1>                           18,781
                                                       ---------

            RETAIL  1.08%
      500   TJX Companies, Inc.                           16,656
                                                       ---------

            RETAIL - DISCOUNT/VARIETY  0.52%
      100   Costco Companies, Inc.<F1>                     8,006
                                                       ---------

            RETAIL - RESTAURANTS  0.90%
      900   Rubio's Restaurants, Inc.<F1>                 13,894
                                                       ---------

            RETAIL/WHOLESALE - BUILDING PRODUCTS  1.04%
      250   The Home Depot, Inc.                          16,109
                                                       ---------

            TELECOMMUNICATIONS - CELLULAR  1.05%
      150   General Instrument Corp.<F1>                   6,375
       50   Vodafone AirTouch PLC                          9,850
                                                       ---------
                                                          16,225
                                                       ---------

            TELECOMMUNICATIONS - EQUIPMENT  8.35%
      324   AT&T Corp.                                    18,083
      250   Copper Mountain Networks, Inc.<F1>            19,313
      200   Lucent Technologies, Inc.                     13,488
      300   Metromedia Fiber Network, Inc.<F1>            10,781
      500   Nokia Ab ADR                                  45,781
      600   NorthPoint Communications Group, Inc.<F1>     21,900
                                                       ---------
                                                         129,346
                                                       ---------

            TELECOMMUNICATIONS - SERVICES  5.72%
    2,500   Com21, Inc.<F1>                               42,656
      400   Level 3 Communications, Inc.<F1>              24,025
      100   MCI WorldCom, Inc.<F1>                         8,606
      400   Qwest Communications
               International, Inc.<F1>                    13,225
                                                       ---------
                                                          88,512
                                                       ---------
            TRANSPORTATION  1.05%
      300   FDX Corp.<F1>                                 16,275
                                                       ---------

            TOTAL COMMON AND PREFERRED STOCKS
            (COST $799,607)                            1,212,253
                                                       ---------


   Principal
     Amount                                               Value
--------------------------------------------------------------------------------

            SHORT-TERM INVESTMENTS  13.21%

   $200,000 UMB Bank, n.a., repurchase agreement,
            4.29%, dated 6/30/99, repurchase price
            $200,024, maturing 7/1/99 (collateralized
            by FNMA discount notes maturing 7/19/99)   $ 200,000

      4,563 UMB Bank, n.a., Money Market Fiduciary         4,563
                                                       ---------

            TOTAL SHORT-TERM INVESTMENTS
            (COST $204,563)                              204,563
                                                       ---------

            TOTAL INVESTMENTS  91.49%
            (COST $1,004,170)                          1,416,816

            OTHER ASSETS LESS LIABILITIES  8.51%         131,781

            NET ASSETS 100.00%                        $1,548,597
                                                       =========



<F1>   Non-income producing

<F2>   Preferred stock purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures approved by the Board of Directors.

<F3>   Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

  See notes to financial statements.



                            VAN WAGONER FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)


                                             Capital
                                           Appreciation         Growth
                                               Fund              Fund
                                           -----------        --------

ASSETS:
     Investments, at value
       (cost $902,546 and $804,170,
       respectively)                       $1,367,396       $1,216,816
     Repurchase agreements, at value
       (cost $210,000 and
       $200,000, respectively)                210,000          200,000
     Cash                                     265,000           15,000
     Deposit at brokers for short sales       105,897          105,897
     Receivable for investments sold           38,794           37,785
     Interest and dividends receivable          2,932              302
     Receivable from investment adviser         7,265            6,986
     Prepaid expenses and other assets          5,010            5,068
                                           ----------       ----------

     Total Assets                           2,002,294        1,587,854
                                           ----------       ----------

LIABILITIES:
     Payable for investments purchased        270,694           26,874
     Accrued investment advisory fee            1,638            1,173
     Accrued expenses and
       other liabilities                       10,738           11,210
                                           ----------       ----------

     Total Liabilities                        283,070           39,257
                                           ----------       ----------

NET ASSETS                                 $1,719,224       $1,548,597
                                           ==========       ==========
NET ASSETS CONSIST OF:
     Capital stock                                 $5               $6
     Paid-in-capital                          582,435          611,911
     Accumulated net realized
       gain on investments                    671,934          524,034
     Net unrealized appreciation
       on investments                         464,850          412,646
                                           ----------       ----------

     Net Assets                            $1,719,224       $1,548,597
                                           ==========       ==========
CAPITAL STOCK, $0.0001 par value
     Authorized                           100,000,000      100,000,000
     Issued and outstanding                    54,411           58,323

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)                     $31.60           $26.55
                                               ======           ======

See notes to financial statements.


                             VAN WAGONER FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)


                                                 Capital
                                               Appreciation       Growth
                                                  Fund             Fund
                                             --------------    -----------

INVESTMENT INCOME:
      Interest                                     $4,764         $3,347
      Dividends                                        79            994
                                                ---------       --------

      Total Investment Income                       4,843          4,341
                                                ---------       --------

EXPENSES:
      Fund accounting and administration fees      30,580         30,580
      Investment advisory fees                      8,685          6,515
      Professional fees                             6,259          6,053
      Custody fees                                  3,595          2,828
      Directors' fees and expenses                  2,357          2,357
      State registration fees                         312            252
      Miscellaneous                                   673          1,638
                                                ---------       --------

      Total expenses before waivers and
         reimbursements                            52,461         50,223
            Less:  Waivers and reimbursements
            of expenses                          (38,912)       (37,520)
                                                ---------       --------

            Net Expenses                           13,549         12,703
                                                ---------       --------

NET INVESTMENT LOSS                               (8,706)        (8,362)
                                                ---------       --------

REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain on investments            744,646        601,878
      Net realized loss on options purchased     (21,118)       (18,432)
      Change in unrealized
        appreciation on investments               228,901        195,951
                                                ---------       --------

      Net Gain on Investments                     952,429        779,397
                                                ---------       --------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                        $943,723       $771,035
                                                =========       ========

                      See notes to financial statements.


                          VAN WAGONER FUNDS, INC
                      STATEMENT OF CHANGES IN NET ASSETS


                                                                     Capital Appreciation Fund            Growth Fund
                                                                 ---------------------------------------------------------------
                                                               Six Months Ended                   Six Months Ended
                                                                June 30, 1999     Year Ended        June 30, 1999    Year Ended
                                                                 (Unaudited)     Dec. 31, 1998       (Unaudited)    Dec. 31, 1998
                                                              ----------------- --------------     --------------- ---------------
OPERATIONS:
     Net investment loss                                      $    (8,706)     $    (1,526)          $   (8,362)   $    (1,330)
     Net realized gain on investments                             744,646          272,542              601,878        296,829
     Net realized loss on options purchased                       (21,118)         (10,458)             (18,432)       (11,145)
     Change in unrealized appreciation on investments             228,901          172,140              195,951        134,119
                                                             ------------     ------------         ------------   ------------

     Net increase in net assets resulting from operations         943,723          432,698              771,035        418,473
                                                             ------------     ------------         ------------   ------------

DISTRIBUTIONS:
     Of net realized gains                                           (636)         (24,567)              (1,518)       (93,710)
     In excess of net realized gains                                    -          (40,725)                  -         (48,205)
                                                             ------------     ------------         ------------   ------------

     Total distributions                                             (636)         (65,292)              (1,518)      (141,915)


CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                                   2,101           25,000                   -          25,000
     Proceeds from reinvestment of dividends                       65,928               -               143,432             -
     Redemption of shares                                        (162,500)        (826,147)            (162,500)      (825,990)
                                                             ------------     ------------         ------------   ------------

     Net decrease from share transactions                         (94,471)        (801,147)             (19,068)      (800,990)
                                                             ------------     ------------         ------------   ------------


TOTAL INCREASE (DECREASE) IN NET ASSETS                           848,616         (433,741)             750,449       (524,432)


NET ASSETS:
     Beginning of period                                          870,608        1,304,349              798,148      1,322,580
                                                             ------------     ------------         ------------   ------------

     End of period                                             $1,719,224         $870,608           $1,548,597       $798,148
                                                             ============     ============         ============   ============

TRANSACTIONS IN SHARES:
     Shares sold                                                       89            2,249                   -           2,152
     Shares issued in reinvestment of dividends                     4,371               -                10,182             -
     Shares redeemed                                               (7,908)         (88,011)              (8,618)       (83,464)
                                                             ------------     ------------         ------------   ------------

     Net increase (decrease)                                       (3,448)         (85,762)               1,564        (81,312)
                                                             ============     ============         ============   ============


See notes to financial statements.


VAN WAGONER FUNDS, INC.
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

                                                     Capital Appreciation Fund <F1>                   Growth Fund <F1>
                                               -----------------------------------------------------------------------------------
                                            Six Months                                     Six Months
                                              Ended          Year Ended     Year Ended       Ended       Year Ended    Year Ended
                                          June 30, 1999       Dec. 31,       Dec. 31,    June 30, 1999     Dec. 31,     Dec. 31,
                                           (Unaudited)          1998           1997       (Unaudited)       1998          1997
                                          --------------    ------------    ----------   --------------  ----------   -----------

 NET ASSET VALUE, BEGINNING OF PERIOD           $15.05           $9.08          $10.00         $14.06        $9.58         $10.00


INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment loss                         (0.16)          (0.03)          (0.11)         (0.14)       (0.02)         (0.12)
     Net realized and unrealized gains
        on investments                           16.72            7.13            0.54          12.65         7.00           0.68
                                                -------         -------        -------        -------       -------        -------

      Total from investment operations           16.56            7.10            0.43          12.51         6.98           0.56
                                                -------         -------        -------        -------       -------        -------

DISTRIBUTIONS:
     Of net realized gains                       (0.01)          (0.43)              -          (0.02)       (1.65)             -
     In excess of net realized gains                 -           (0.70)          (1.35)             -        (0.85)         (0.98)
                                                -------         -------        -------        -------       -------        -------

          Total distributions                    (0.01)          (1.13)          (1.35)         (0.02)       (2.50)         (0.98)

 NET ASSET VALUE, END OF PERIOD                 $31.60          $15.05           $9.08         $26.55       $14.06          $9.58
                                               ========        ========       ========       ========      ========       ========


TOTAL RETURN<F2>                                110.08%          78.18%          4.56%         89.08%        72.86%          5.74%


SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period (000s)           $1,719            $871         $1,304         $1,549          $798         $1,323
      Ratio of net expenses to average net
       assets, net of waivers and
       reimbursements<F3>                         1.95%           1.95%          1.95%          1.95%         1.95%          1.95%
      Ratio of net investment loss to
       average net assets, net of waivers and
       reimbursements<F3>                       (1.25)%         (0.21)%        (1.36)%        (1.28)%       (0.18)%        (1.40)%
      Ratio of net expenses to average net
       assets, before voluntary waivers and
       reimbursements<F3>                         2.00%           2.00%          2.00%          2.00%         2.00%          2.00%
      Ratio of net investment loss to
       average net assets, before voluntary
       waivers and reimbursements<F3>           (1.20)%         (0.26)%        (1.41)%        (1.23)%       (0.23)%        (1.45)%
     Portfolio turnover rate<F2>                   209%          1,263%           625%           187%        1,233%           593%


<F1> Commenced operations after the close of business on December 31, 1996

<F2> Not annualized

<F3> Annualized



See notes to financial statements.

                            VAN WAGONER FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)


(1)  Organization
     ------------

     Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Capital Appreciation Fund and the Growth Fund (collectively, the "Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc. The majority shareholder of the Funds is an affiliate of the investment adviser.

(2)  Significant Accounting Policies
     -------------------------------

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") which permit management to make estimates and assumptions at the date of the financial statements.

     (a) Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price. If no sale is reported, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser under supervision of the Board of Directors.

     (b) Repurchase Agreements - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Funds' custodian.


                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)


     (c) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

     (d) Federal Income Taxes - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     (e) Restricted Securities - The Funds own some securities which are unregistered and thus restricted as to resale. These securities are valued at their fair value, which at June 30, 1999 is equal to cost. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. The Capital Appreciation and Growth Funds had restricted securities with an aggregate market value of $22,808 and $22,776, respectively, representing 1.3% and 1.5%, respectively, of the net assets of each of the Funds.

     (f) Options Contracts - The Funds purchase put options to hedge portfolio investments. Premiums paid for options contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

     (g) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.

                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)

     (h) Other - Investment transactions are accounted for on the trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Advisory Agreement
     -----------------------------

     The Funds have an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated at the rate of 1.25% and 1.00% of the average daily net assets of the Capital Appreciation Fund and Growth Fund, respectively. The agreement also provides that the Adviser will limit expenses to no more than 2.00% of each Fund's average daily net assets. The Adviser has further agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the expense limitation of 1.95% for each Fund until January 1, 2000. Expenses of $38,912 and $37,520 were waived in the Capital Appreciation and Growth Funds, respectively, during the six months ended June 30, 1999.

(4)  Service and Distribution Plan
     -----------------------------

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets. No fees were paid under the plan during the six months ended June 30, 1999.


                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1999
                                  (UNAUDITED)


(5)  Investment Transactions
     -----------------------

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 1999 were as follows:

                                                Capital
                                              Appreciation             Growth
                                                  Fund                  Fund
                                              ------------            --------

     Purchases                                 $2,297,939           $2,053,368
     Sales                                      2,977,600            2,445,081

     For the six months ended June 30, 1999, there were no purchases or sales of long-term U.S. government securities.

     The cost of securities on a tax basis for the Capital Appreciation Fund and Growth Fund is $1,115,876 and $1,007,459, respectively. At June 30, 1999, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                                Capital
                                              Appreciation             Growth
                                                  Fund                  Fund
                                              ------------            --------
     Unrealized appreciation                      467,800             $412,280
     Unrealized depreciation                      (6,280)              (2,923)
                                                 --------             --------
     Net unrealized appreciation
          on investments                         $461,520             $409,357
                                                 ========             ========